Land use rights, net	12 Months Ended
Dec. 31, 2021
Land use rights, net
Land use rights, net

14.  Land use rights, net

Land use rights consist of the following:

	December 31,
	2020	2021
	US$	US$

Gross carrying amount	294,957	415,970
Less: accumulated amortization	(36,187)	(45,918)

Land use rights, net	258,770	370,052

Amortization expense for the years ended December 31, 2019, 2020 and 2021 were US$6,981, US$6,957 and US$8,607, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
US$

2022	9,102
2023	9,102
2024	9,102
2025	9,102
2026	9,102